SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 98.42%
Communication Services — 3.78%
10,367	Nexstar Media Group, Inc., Class A	$1,688,577
49,048	PubMatic, Inc., Class A*	779,373
10,190	TechTarget, Inc.*	669,687
		3,137,637
Consumer Discretionary — 11.11%
12,189	Columbia Sportswear Co.	872,489
13,032	Dorman Products, Inc.*	1,429,741
8,740	Fox Factory Holding Corp.*	703,920
16,959	Gentherm, Inc.*	1,058,411
40,835	G-III Apparel Group Ltd.*	826,092
11,216	Installed Building Products, Inc.	932,722
9,488	LCI Industries	1,061,517
24,440	Ollie’s Bargain Outlet Holdings, Inc.*	1,435,850
12,350	Texas Roadhouse, Inc.	904,020
		9,224,762
Consumer Staples — 3.01%
7,335	Casey’s General Stores, Inc.	1,356,828
24,811	Performance Food Group Co.*	1,140,810
		2,497,638
Financials — 6.25%
15,112	Eagle Bancorp, Inc.	716,460
13,296	FirstCash Holdings, Inc.	924,205
7,657	Kinsale Capital Group, Inc.	1,758,354
23,015	PRA Group, Inc.*	836,825
8,229	RLI Corp.	959,419
		5,195,263
Health Care — 18.05%
5,350	Bio-Techne Corp.	1,854,524
14,757	Haemonetics Corp.*	961,861
17,254	HealthEquity, Inc.*	1,059,223
14,440	Henry Schein, Inc.*	1,108,126
15,470	Integer Holdings Corp.*	1,093,110
19,845	Integra LifeSciences Holdings Corp.*	1,072,225
6,300	Medpace Holdings, Inc.*	942,921
29,328	Merit Medical Systems, Inc.*	1,591,631
18,487	NuVasive, Inc.*	908,821
7,290	Omnicell, Inc.*	829,237
21,532	Prestige Consumer Healthcare, Inc.*	1,266,082
6,530	Repligen Corp.*	1,060,472
9,630	STAAR Surgical Co.*	683,056
9,460	Tandem Diabetes Care, Inc.*	559,937
		14,991,226

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Industrials — 17.17%
24,984	Ameresco, Inc., Class A*	$1,138,271
14,973	Applied Industrial Technologies, Inc.	1,439,953
10,910	ASGN, Inc.*	984,627
3,800	CACI International, Inc., Class A*	1,070,764
12,069	Helios Technologies, Inc.	799,571
21,643	IAA, Inc.*	709,241
14,692	ICF International, Inc.	1,395,740
7,647	Landstar System, Inc.	1,112,027
25,764	Mercury Systems, Inc.*	1,657,398
10,241	MSC Industrial Direct Co., Inc., Class A	769,202
5,110	RBC Bearings, Inc.*	945,095
12,009	Westinghouse Air Brake Technologies Corp.	985,699
13,569	Woodward, Inc.	1,254,997
		14,262,585
Information Technology — 32.46%
15,927	Altair Engineering, Inc., Class A*	836,168
15,771	Azenta, Inc.	1,137,089
11,553	Badger Meter, Inc.	934,522
8,689	CyberArk Software Ltd.*	1,111,844
19,979	Diodes, Inc.*	1,290,044
17,201	Envestnet, Inc.*	907,697
26,218	ePlus, Inc.*	1,392,700
42,214	Evo Payments, Inc., Class A*	992,873
12,895	ExlService Holdings, Inc.*	1,899,820
4,215	F5, Inc.*	645,064
9,930	Five9, Inc.*	905,020
4,476	Globant SA*	778,824
8,052	Jack Henry & Associates, Inc.	1,449,521
4,818	Littelfuse, Inc.	1,223,965
9,593	Manhattan Associates, Inc.*	1,099,358
11,586	Novanta, Inc.*	1,405,034
15,330	Onto Innovation, Inc.*	1,069,114
5,770	Paylocity Holding Corp.*	1,006,403
11,030	Perficient, Inc.*	1,011,341
15,520	Plexus Corp.*	1,218,320
28,410	Sapiens International Corp. NV	687,238
9,120	Silicon Laboratories, Inc.*	1,278,806
11,692	SPS Commerce, Inc.*	1,321,781
8,703	WEX, Inc.*	1,353,839
		26,956,385
Materials — 5.43%
9,295	AptarGroup, Inc.	959,337
8,778	Balchem Corp.	1,138,858
19,483	HB Fuller Co.	1,173,071
7,272	Reliance Steel & Aluminum Co.	1,235,222
		4,506,488

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Real Estate — 1.16%
10,974	Lamar Advertising Co., REIT, Class A	$965,383

Total Common Stocks		81,737,367
(Cost $71,482,109)
Investment Company — 1.84%
1,529,854	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,529,854

Total Investment Company		1,529,854
(Cost $1,529,854)

Total Investments		$83,267,221
(Cost $73,011,963) — 100.26%
Liabilities in excess of other assets — (0.26)%		(212,630)
NET ASSETS — 100.00%		$83,054,591

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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